Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,000
Previously Paid Amount	0.00
Total Fee Amount	45.78
Total Offset Amount	0.00
Net Fee	45.78
Narrative - Max Aggregate Offering Price	$ 299,000
Final Prospectus	true